Related Party Transactions (Details) - USD ($)				1 Months Ended	12 Months Ended
	Jun. 28, 2024	Dec. 06, 2023	Jun. 01, 2021	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Updated principal amount	$ 253,529
Original balance paid					$ 25,280
Penalty charges	75,000
Warrants expiry date					Sep. 25, 2028
Debt discount					$ 997,379	$ 1,113,589
Loss on settlement of debt					$ (180,622)
Related Party [Member]
Related Party Transactions [Line Items]
Updated principal amount	$ 136,346
Warrant [Member]
Related Party Transactions [Line Items]
Purchase of warrants (in Shares)					3,416
Common stock exercise price (in Dollars per share)					$ 37.5
Promissory Note [Member]
Related Party Transactions [Line Items]
Interest rate			9.00%		9.00%
Maturity date			Dec. 15, 2021		Dec. 31, 2025
Monthly payment				$ 3,393
Owed amount					$ 115,672
Convertible Promissory Note Unsecured [Member]
Related Party Transactions [Line Items]
Interest rate					12.00%
Maturity date					Dec. 31, 2025
Promissory note issued		$ 165,000
Monthly payment				$ 6,320
Original balance paid					$ 13,572
Owed amount					$ 242,885
Received cash		150,000
Debt discount		$ 15,000
Accrues interest rate		12.00%
Convertible Promissory Note Secured [Member]
Related Party Transactions [Line Items]
Interest rate					18.00%
Maturity date					Mar. 25, 2025
Promissory note issued					$ 70,000
Accrues interest rate					18.00%
Remaining principal balance					$ 70,000
Accrued interest					9,623
Owed amount					0
Loss on settlement of debt					15,545
Convertible Promissory Note Secured [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Relative fair value					31,852
Chief Executive Officer [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Promissory note issued			$ 100,000
Chief Executive Officer [Member] | Convertible Promissory Note Secured [Member]
Related Party Transactions [Line Items]
Debt discount					$ 31,852
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock at a fixed conversion price (in Dollars per share)					$ 25
Common stock exercise price (in Dollars per share)					$ 37.5
Common Stock [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Purchase of warrants (in Shares)					2,800